Filed with the U.S. Securities and Exchange Commission on July 8, 2016
1933 Act Registration File No. 333-206240
1940 Act File No. 811-23084
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 8	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒
(Check appropriate box or boxes.)
SERIES PORTFOLIOS TRUST
 (Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6620
John J. Hedrick, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copies to:
Marco Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, NW
Washington, DC 20001
As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective
☐	immediately upon filing pursuant to paragraph (b)
☒	on July 29, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 3 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 27, 2016, and pursuant to Rule 485(a)(2) would become effective on July 11, 2016.

This Post-Effective Amendment No. 8 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 29, 2016, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 8 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 8th day of July, 2016.

Series Portfolios Trust

By : /s/ John J. Hedrick
John J. Hedrick
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 8 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	July 8, 2016
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	July 8, 2016
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	July 8, 2016
Koji Felton

/s/ Dana L. Armour*	Trustee	July 8, 2016
Dana L. Armour

/s/ John J. Hedrick *	Treasurer and Principal	July 8, 2016
John J. Hedrick	Executive Officer

/s/ David A. Cox*	President and Principal	July 8, 2016
David A. Cox	Financial Officer

*By: /s/ John J. Hedrick		July 8, 2016
John J. Hedrick Attorney-In Fact pursuant to Power of Attorney